Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	$ 1,208
2014	315
2015
Operating Leases, Future Minimum Payments Due, Total	$ 1,523